Property And Equipment- Schedule of Property And Equipment (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 322,499	¥ 380,081	¥ 424,043
Additions	52,281	126,015	156,616
Disposals	(13,299)	(5,798)	(7,067)
Depreciation charge	(181,171)	(177,799)	(193,511)
Ending balance	180,310	322,499	380,081
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,518,824	1,476,529	1,405,928
Ending balance	1,448,126	1,518,824	1,476,529
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,196,325)	(1,096,448)	(981,885)
Ending balance	(1,267,816)	(1,196,325)	(1,096,448)
Buildings, office and electrical equipment, motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	180,196	213,939	247,108
Additions	5,036	44,915	65,971
Disposals	(13,286)	(4,601)	(6,676)
Depreciation charge	(57,127)	(74,057)	(92,464)
Ending balance	114,819	180,196	213,939
Buildings, office and electrical equipment, motor vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	602,743	626,583	601,764
Ending balance	494,731	602,743	626,583
Buildings, office and electrical equipment, motor vehicles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(422,547)	(412,644)	(354,656)
Ending balance	(379,912)	(422,547)	(412,644)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	142,303	166,142	176,935
Additions	47,245	81,100	90,645
Disposals	(13)	(1,197)	(391)
Depreciation charge	(124,044)	(103,742)	(101,047)
Ending balance	65,491	142,303	166,142
Leasehold improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	916,081	849,946	804,164
Ending balance	953,395	916,081	849,946
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(773,778)	(683,804)	(627,229)
Ending balance	¥ (887,904)	¥ (773,778)	¥ (683,804)